Financial investments (Tables)	12 Months Ended
Dec. 31, 2022
Financial investments
Summarizes the carrying value of investments measured at equity method and summarizes the combined financial information

	As of December 31,	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Assets:
Cash and cash equivalents	327,483,767	274,926,779	39,860,636
Financial investments	4,291,549,384	2,952,624,941	428,090,376
Prepaid expenses and other current assets, net	1,331,030,237	454,270,439	65,863,023
Long-term investments	538,864,786	416,823,932	60,433,789
Other non-current assets	29,069,461	1,845,308,140	267,544,531
Total assets	6,517,997,635	5,943,954,231	861,792,355
Liabilities:
Short-term borrowings	136,611,562	38,711,000	5,612,567
Accrued expenses and other current liabilities	742,552,522	2,772,708,125	402,004,890
Long-term borrowings	2,611,819,014	926,420,194	134,318,302
Other non-current liabilities	5,738,967	1,376,249	199,537
Total liabilities	3,496,722,065	3,739,215,568	542,135,296

	Year ended
	December 31,	Year ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Net revenues	315,420,375	336,391,921	48,772,244
Net income (loss)	123,545,201	(170,276,127)	(24,687,718)

Summary of investments measured at cost minus impairment, plus or minus observable price changes from orderly transactions of identical or similar investments

	As of December 31,
	2022	2022
	RMB	US$
Opening balance	—	—
Contribution	69,646,000	10,097,721
Upward adjustment	—	—
Downward adjustment	—	—
Impairment	(8,874,750)	(1,286,718)
Exchange differences	169,000	24,503
Ending Balance	60,940,250	8,835,506

Summary of investments in VC funds in the form of partnership measured at fair value

	As of December 31,
	2022	2022
	RMB	US$
Opening balance	—	—
Contribution	20,893,800	3,029,316
Fair value adjustment	(9,525,822)	(1,381,114)
Exchange differences	(654,025)	(94,825)
Ending Balance	10,713,953	1,553,377

VC funds
Financial investments
Summarizes the carrying value of investments measured at equity method and summarizes the combined financial information

		As of
		December 31,	As of December 31,
	Ownership	2021	2022	2022
	%	RMB	RMB	US$

Investment in Dragonfly Ventures Ⅱ Feeder, L.P.	5.73%	63,726,000	94,890,623	13,757,847
Investment in IOSG Fund II LP	3.00%	19,117,800	26,075,024	3,780,523
Total		82,843,800	120,965,647	17,538,370

	As of September 30,	As of September 30,
	2021	2022	2022
	RMB	RMB	US$
Assets:
Cash and cash equivalents	659,577,667	357,201,450	51,789,342
Investments	2,982,174,973	2,128,097,512	308,545,136
Other current or non-current assets	445,006,612	3,875,916	561,955
Total assets	4,086,759,252	2,489,174,878	360,896,433
Liabilities:
Payable and accruals	4,123,550	1,701,215	246,653
Investment payable	574	2,461,245	356,847
Total liabilities	4,124,124	4,162,460	603,500

	Nine months ended
	September 30,	Nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
Net investment income	11,711,704	24,930,729	3,614,616
Net realized gain on investments	5,247,804	84,080,855	12,190,578
Net unrealized gain (loss) on investments	1,505,164,526	(1,520,805,915)	(220,496,131)
Net income (loss)	1,522,124,034	(1,162,642,437)	(168,567,308)